UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Mutual Fund

[photo of a stream in the Green Mountain National Forest in Vermont]

Annual report for the year ended October 31, 2006

American Mutual Fund® strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents

Letter to shareholders	1
The value of a long-term perspective	3
Feature article
American Mutual Fund: Continuity,
consistency of results and the value of experience	6
Summary investment portfolio	12
Financial statements	15
Board of directors and other officers	30
What makes American Funds different?	back cover

About the cover: American Mutual Fund has traditionally featured scenes of natural beauty in the United States. This photograph shows a spring-fed stream in the Green Mountain National Forest in Vermont. The national forest follows the backbone of Vermont north from the Massachusetts border for 100 miles.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2006 (the most recent calendar quarter):

	1 year	5 years	10 years

Class A shares
Reflecting 5.75% maximum sales charge	+4.49%	+6.70%	+8.75%

The total annual fund operating expense ratio was 0.58% for Class A shares as of the most recent fiscal year-end. This figure does not reflect a fee waiver. The actual expense ratio, which reflects a waiver, is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 23 to 24 for details.

The fund’s 30-day yield for Class A shares as of November 30, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 1.94%, which reflects a fee waiver (1.92% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 1.69%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Other share class results and important information can be found on page 27.

[Begin Sidebar]
Dividends paid in calendar 2006

For tax purposes, here are the income dividends Class A shareholders received in calendar 2006.

Income dividends per share:

$0.14 paid 3/20/06
$0.14 paid 6/19/06
$0.14 paid 9/25/06
$0.15 to be paid on 12/22/06

A Form 1099-DIV, which provides the information you will need to prepare your federal income tax return for 2006, will be mailed to you with your American Funds Tax Guide in late January 2007.
[End Sidebar]

[photo of a stream in the Green Mountain National Forest in Vermont]

Fellow shareholders:

Fueled by investor optimism that inflation would remain mild and corporate earnings would continue to grow, the U.S. stock market experienced a strong 12 months ended October 31, 2006. American Mutual Fund produced a total return of 16.4%, exceeding the 16.3% total return of the unmanaged Standard & Poor’s 500 Composite Index. AMF’s total return was particularly satisfying since the fund accomplished the result while holding 12% of its portfolio in cash and exhibiting substantially less volatility than the S&P 500, a broad measure of large company U.S. stocks that doesn’t reflect any expenses.

AMF’s total return assumes reinvestment of all income dividends and the capital gain distribution in December 2005 of $1.01. During the fiscal year, the fund paid regular income dividends totaling 55 cents a share, an increase of 14.6% over fiscal 2005’s payout. In March, the fund increased its quarterly dividend to 14 cents a share from 13 cents, and in December further increased the dividend to 15 cents. With these increases, AMF’s income return continues to exceed that of the S&P 500.

We continue to be pleased with the fund’s long-term results. For the last five-year and 10-year periods and for its lifetime, AMF has outpaced the S&P 500. As the chart on pages 10 and 11 shows, AMF has also fallen less than the stock market in all 12 stock market declines of 15% or more since the fund began operations in 1950. Of course, there have been periods when the fund has lagged the S&P 500, particularly in strong markets. That was not the case in fiscal 2006, however.

Economic review
The U.S. economy slowed as it responded to higher energy prices, higher interest costs and a weakening housing market. Gross domestic product grew at 2.2% for the third quarter, among the slowest growth rates in more than three years. Corporate earnings, however, continued to grow. Third-quarter operating earnings for companies in the S&P 500 rose an estimated 20% over those of the third quarter of 2005. It was the index’s 18th consecutive quarter of double-digit (year-over-year) gains in operating earnings. The continued strong earnings have been spurred by increasing sales and tight control over corporate expenses.

[photo of a stream in the Green Mountain National Forest in Vermont]

Following 17 rate increases over the prior three years, the Federal Reserve held its key interest rate steady since June 30 at 5.25%, saying it expected the economy to grow “at a moderate pace.” Consumer prices have also eased since mid-summer.

Portfolio review
American Mutual Fund focuses on the balanced accomplishment of its three objectives — current income, growth of capital and conservation of principal. It seeks to achieve this by investing in established, well-managed companies that have a history of growing revenues and profits. It also primarily invests in companies that pay dividends.

A number of our largest industry holdings such as financials, industrials, telecommunications services and health care were main contributors to the fund’s results during the past fiscal year. Sectors that detracted were consumer staples and materials.

Since the fund takes a long-term approach to investing, the fund’s 10 largest holdings are not substantially different from a year ago, with eight of last year’s continuing on this year’s list. Often our 10 largest investments are a mixture of some stocks that helped the fund and some that detracted. In the recent fiscal year, however, all of the 10 largest had positive returns, with BellSouth (+73.3%), Marathon Oil (+43.6%) and Norfolk Southern (+30.8%) making major contributions. General Electric, our largest holding, provided a modest return of 3.5%.

The fund has added two new portfolio counselors recently. Maintaining our tradition of adding investment managers with long experience, you will be pleased to know that each has been with Capital Research and Management Company, adviser to the American Funds, for more than 24 years. You will meet Joyce Gordon and Jim Lovelace in our feature story, which begins on page 6.

Over the past 12 months, the number of shareholder accounts has increased. We welcome the more than 66,000 new shareholders that have joined the fund and thank our long-term investors for their continuing faith in American Mutual Fund.

Cordially,

/s/ James K. Dunton
James K. Dunton
Vice Chairman of the Board and
Principal Executive Officer

/s/ J. Dale Harvey
J. Dale Harvey
President

December 5, 2006

For current information about the fund, visit americanfunds.com.

The value of a long-term perspective

Results of a $10,000 investment in American Mutual Fund

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com. Fund figures reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425.2

For more than 56 years, American Mutual Fund has been providing investors with an opportunity to achieve their financial goals. A meaningful way to compare the fund’s results with the return on other investments is through its total return.

Total return is a combination of income return and capital results. This chart illustrates an assumed $10,000 investment in American Mutual Fund from February 21, 1950 — when the fund began operations — through October 31, 2006. The table beneath the chart shows the fund’s total return in each of the 56 fiscal years, broken down into its income and capital components.

As you can see, during this period a $10,000 investment in the fund, with all dividends reinvested, would have grown to $7,309,525.3

You can use this table to estimate how the value of your own holding has grown over the years. Let’s say, for example, that you have been reinvesting all your dividends and want to know how your investment has done since the end of 1996. At the time, the table indicates the value of the investment illustrated here was $2.9 million. Since then, it has more than doubled to over $7.3 million. Thus, in the same period, the value of your 1996 investment — regardless of its size — also has more than doubled.

Average annual total returns based on a $1,000 investment
(for periods ended October 31, 2006)*

	1 year	5 years	10 years

Class A shares	+9.70%	+7.44%	+8.89%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 23 to 24 for details.

[begin mountain chart]
Date	American Mutual Fund with dividends reinvested[3]	American Mutual Fund with dividends excluded[5]

	Total Value	Total Value
02/21/50	9,426	9,426
07/13/50	9,004	8,918
10/07/50	10,274	10,075
10/31/50	10,018	9,708
10/31/51	12,234	11,334
07/16/52	13,421	12,181
10/31/52	13,164	11,710
03/19/53	14,577	12,882
09/14/53	13,004	11,256
10/31/53	14,076	12,009
10/31/54	19,261	15,876
09/23/55	26,727	21,627
10/31/55	25,050	20,087
08/02/56	31,861	25,028
10/31/56	29,652	23,142
12/31/56	30,831	24,062
10/22/57	26,773	20,267
10/31/57	28,050	21,241
01/02/58	27,933	20,944
09/30/58	34,818	25,718
10/31/58	36,140	26,511
08/03/59	43,480	31,294
10/31/59	41,489	29,668
12/31/59	43,319	30,977
09/28/60	40,277	27,959
10/31/60	40,865	28,371
10/31/61	54,348	36,806
12/12/61	57,113	38,678
06/25/62	42,687	28,545
10/31/62	46,572	30,677
10/31/63	61,289	39,309
10/31/64	71,355	44,625
06/28/65	70,430	43,509
10/31/65	79,919	48,769
12/17/65	82,334	50,242
10/07/66	71,747	42,538
10/31/66	77,646	46,067
01/04/67	79,886	47,052
09/25/67	98,623	57,321
10/31/67	92,836	53,558
03/25/68	89,187	51,057
10/31/68	109,586	61,257
11/29/68	115,011	64,289
10/09/69	98,399	53,023
10/31/69	103,216	55,651
05/26/70	78,408	41,363
10/31/70	93,358	48,100
04/29/71	120,955	61,139
10/31/71	112,886	55,961
11/23/71	106,468	52,779
08/23/72	128,118	61,708
10/31/72	125,226	59,737
12/11/72	136,043	64,897
08/22/73	112,151	51,865
10/31/73	124,800	57,130
03/14/74	126,331	57,130
10/03/74	91,007	38,810
10/31/74	105,122	44,985
12/06/74	96,877	41,457
07/15/75	138,200	56,926
10/31/75	132,196	53,330
12/05/75	130,346	52,584
09/21/76	174,044	67,986
10/31/76	167,379	64,276
12/31/76	182,661	70,144
10/31/77	176,434	64,554
01/26/78	175,846	63,480
09/12/78	229,322	80,818
10/31/78	198,947	69,119
10/05/79	257,885	86,418
10/31/79	232,805	76,959
10/15/80	315,866	100,651
10/31/80	303,585	95,432
06/23/81	350,366	107,612
09/25/81	317,838	96,442
10/31/81	334,117	99,943
08/10/82	334,437	93,802
10/22/82	434,703	120,458
10/31/82	426,438	118,168
01/03/83	444,289	120,550
10/10/83	562,833	149,553
10/31/83	544,917	143,286
11/29/83	564,778	148,509
07/24/84	507,745	128,657
10/31/84	577,161	144,417
01/04/85	583,499	144,219
07/17/85	704,992	170,303
10/31/85	701,836	167,598
09/04/86	936,477	216,971
10/31/86	913,072	209,413
08/25/87	1,136,870	253,230
10/19/87	886,283	195,646
10/31/87	960,889	212,116
12/04/87	893,638	197,270
06/22/88	1,071,388	229,884
10/31/88	1,081,202	227,085
01/03/89	1,071,656	220,598
10/31/89	1,299,788	259,386
12/13/89	1,346,639	268,736
10/31/90	1,239,346	235,204
01/09/91	1,280,467	238,543
08/28/91	1,533,066	279,429
10/31/91	1,544,414	278,500
12/10/91	1,500,849	267,729
08/03/92	1,715,846	299,703
10/31/92	1,690,017	292,156
12/04/92	1,720,976	294,489
10/15/93	2,018,685	335,881
10/31/93	2,004,864	333,581
11/01/93	2,003,137	333,294
04/04/94	1,902,057	313,572
10/31/94	2,039,874	326,417
12/08/94	1,968,379	311,824
10/19/95	2,505,170	386,113
10/31/95	2,473,446	381,224
01/10/96	2,579,741	394,322
10/21/96	2,965,119	442,248
10/31/96	2,940,742	438,613
12/16/96	2,977,645	440,717
10/07/97	3,809,732	552,257
10/31/97	3,652,205	529,422
01/09/98	3,718,525	535,657
04/17/98	4,289,166	613,976
10/31/98	4,205,471	594,159
11/23/98	4,395,647	621,027
12/14/98	4,240,060	595,287
10/31/99	4,584,199	631,823
11/16/99	4,643,616	640,013
03/07/00	3,918,147	536,579
10/31/00	4,639,429	620,069
05/21/01	5,217,427	686,711
09/21/01	4,560,805	591,103
10/31/01	4,811,535	623,599
03/19/02	5,400,265	694,828
10/09/02	3,957,009	500,364
10/31/02	4,406,372	557,186
03/11/03	4,149,192	521,398
10/31/03	5,257,312	648,807
11/18/03	5,200,587	641,807
10/06/04	5,895,199	713,980
10/31/04	5,825,570	705,547
11/02/04	5,823,249	705,266
08/03/05	6,444,871	770,270
10/31/05	6,279,702	746,895
12/31/05	6,489,117	768,159
10/26/06	7,359,693	857,928
10/31/06	7,309,525	852,080

Date	Standard & Poor’s 500 Composite Index with dividends reinvested[4]

02/21/50	10,000
3/9/1950	9,980
10/24/1950	12,242
10/31/1950	12,023
12/4/1950	11,810
10/15/1951	15,620
10/31/1951	15,125
11/24/1951	14,703
8/8/1952	17,629
10/31/1952	17,157
1/5/1953	18,855
9/14/1953	16,653
10/31/1953	18,185
11/17/1953	17,970
10/6/1954	25,456
10/31/1954	24,752
11/1/1954	24,838
9/23/1955	36,907
10/31/1955	34,492
11/1/1955	34,443
8/2/1956	41,741
10/31/1956	38,605
7/15/1957	42,684
10/22/1957	34,205
10/31/1957	36,167
12/18/1957	34,818
10/13/1958	47,125
10/31/1958	47,009
11/25/1958	46,725
8/3/1959	56,925
10/31/1959	54,385
1/5/1960	57,427
10/25/1960	51,038
10/31/1960	52,268
11/1/1960	52,806
10/31/1961	69,287
12/12/1961	73,541
6/26/1962	53,780
10/31/1962	59,004
11/1/1962	59,630
10/28/1963	80,093
10/31/1963	79,835
11/22/1963	75,088
10/12/1964	94,552
10/31/1964	94,408
6/28/1965	92,427
10/27/1965	105,817
10/31/1965	106,023
2/9/1966	108,804
10/7/1966	86,547
10/31/1966	95,134
11/22/1966	94,505
9/25/1967	118,979
10/31/1967	115,082
3/5/1968	108,692
10/21/1968	132,432
10/31/1968	130,788
11/29/1968	137,411
7/29/1969	115,515
10/31/1969	126,935
11/10/1969	128,357
5/26/1970	92,108
10/31/1970	112,877
11/18/1970	112,254
4/28/1971	143,982
10/31/1971	131,895
11/23/1971	126,198
8/14/1972	161,027
10/31/1972	160,791
1/11/1973	174,099
8/22/1973	148,093
10/31/1973	160,825
11/1/1973	159,934
10/3/1974	96,094
10/31/1974	114,517
12/6/1974	101,201
7/15/1975	152,757
10/31/1975	144,279
12/5/1975	141,160
9/21/1976	180,440
10/31/1976	173,368
12/31/1976	182,351
10/25/1977	159,782
10/31/1977	162,890
3/6/1978	156,091
9/12/1978	197,202
10/31/1978	173,229
11/14/1978	172,001
10/5/1979	217,506
10/31/1979	200,011
3/27/1980	196,407
10/15/1980	275,888
10/31/1980	264,126
11/28/1980	292,265
9/25/1981	243,451
10/31/1981	265,623
8/12/1982	233,339
10/20/1982	320,276
10/31/1982	308,890
11/23/1982	307,088
10/10/1983	415,677
10/31/1983	395,213
1/6/1984	412,027
7/24/1984	368,402
10/31/1984	420,380
12/13/1984	411,175
7/17/1985	509,869
10/31/1985	501,639
11/4/1985	505,418
9/4/1986	691,048
10/31/1986	668,098
8/25/1987	943,691
10/19/1987	632,928
10/31/1987	710,847
12/4/1987	634,197
10/21/1988	827,986
10/31/1988	815,773
11/16/1988	771,471
10/9/1989	1,087,429
10/31/1989	1,030,770
7/16/1990	1,143,973
10/11/1990	924,581
10/31/1990	953,671
11/7/1990	959,977
8/28/1991	1,275,819
10/31/1991	1,272,350
11/29/1991	1,221,224
9/14/1992	1,415,354
10/31/1992	1,398,929
11/4/1992	1,393,683
10/15/1993	1,611,215
10/31/1993	1,607,499
2/2/1994	1,667,508
4/4/1994	1,526,617
10/31/1994	1,669,519
12/8/1994	1,579,580
10/19/1995	2,140,536
10/31/1995	2,110,427
11/1/1995	2,120,298
10/18/1996	2,635,548
10/31/1996	2,618,637
11/1/1996	2,613,067
10/7/1997	3,713,963
10/31/1997	3,459,189
11/12/1997	3,426,436
7/17/1998	4,535,102
10/31/1998	4,219,865
11/3/1998	4,266,609
7/16/1999	5,497,678
10/31/1999	5,302,788
3/24/2000	5,967,503
10/12/2000	5,229,586
10/31/2000	5,625,358
11/6/2000	5,636,338
9/21/2001	3,842,757
10/31/2001	4,225,243
1/4/2002	4,686,796
10/9/2002	3,141,633
10/31/2002	3,587,381
03/11/03	3,264,697
10/31/03	4,333,074
11/20/2003	4,262,720
2/11/2004	4,794,947
10/31/2004	4,740,913
11/1/2004	4,742,213
8/3/2005	5,293,460
10/31/2005	5,154,100
11/1/2005	5,135,952
10/26/2006	6,037,882
10/31/2006	5,995,606

Year	Month	Consumer Price Index[6]

	28-Feb	10,000
1950	28-Feb	10,000
	31-Oct	10,468
1951	11/50	10,511
	31-Oct	11,149
1952	28-Feb	11,191
	31-Aug	11,362
	31-Oct	11,362
1953	28-Feb	11,277
	31-Oct	11,489
1954	31-Jan	11,447
	30-Apr	11,404
	31-Oct	11,404
1955	12/54	11,362
	30-Sep	11,447
	31-Oct	11,447
1956	12/55	11,404
	31-Oct	11,702
1957	11/56	11,702
	31-Jul	12,043
	31-Oct	12,043
1958	11/57	12,085
	31-Jul	12,340
	31-Oct	12,298
1959	12/58	12,298
	31-Oct	12,511
1960	31-Jan	12,468
	31-Oct	12,681
1961	11/60	12,681
	31-Jul	12,766
	31-Oct	12,766
1962	11/61	12,766
	30-Sep	12,936
	31-Oct	12,936
1963	11/62	12,936
	31-Oct	13,106
1964	11/63	13,106
	31-Jul	13,234
	31-Oct	13,234
1965	11/64	13,277
	31-Oct	13,489
1966	11/65	13,489
	31-Oct	14,000
1967	11/66	14,000
	31-Oct	14,340
1968	11/67	14,383
	31-Oct	15,021
1969	11/68	15,064
	31-Oct	15,872
1970	11/69	15,957
	31-Oct	16,766
1971	11/70	16,851
	31-Oct	17,404
1972	11/71	17,404
	31-Oct	18,000
1973	11/72	18,043
	31-Oct	19,404
1974	11/73	19,532
	31-Oct	21,745
1975	11/74	21,915
	31-Oct	23,362
1976	11/75	23,532
	31-Oct	24,638
1977	11/76	24,681
	31-Oct	26,213
1978	11/77	26,340
	31-Oct	28,553
1979	11/78	28,681
	31-Oct	32,000
1980	11/79	32,298
	31-Oct	36,085
1981	11/80	36,383
	31-Oct	39,745
1982	11/81	39,872
	31-Oct	41,787
1983	12/82	41,532
	31-Oct	42,979
1984	11/83	43,064
	31-Oct	44,809
1985	11/84	44,809
	31-Oct	46,255
1986	4	46,213
	31-Oct	46,936
1987	11/86	46,979
	31-Oct	49,064
1988	11/87	49,106
	31-Oct	51,149
1989	11/88	51,191
	31-Oct	53,447
1990	11/89	53,574
	31-Oct	56,809
1991	11/90	56,936
	31-Oct	58,468
1992	11/91	58,638
	31-Oct	60,340
1993	12/92	60,383
	31-Oct	62,000
1994	11/93	62,043
	31-Oct	63,617
1995	11/94	63,702
	31-Oct	65,404
1996	12/95	65,319
	31-Oct	67,362
1997	11/96	67,489
	31-Oct	68,766
1998	12/97	68,638
	31-Oct	69,787
1999	12/98	69,745
	31-Oct	71,574
2000	11/99	71,617
	31-Oct	74,043
2001	12/00	74,043
	9/01	75,872
	31-Oct	75,617
2002	12/01	75,192
	31-Oct	77,149
2003	12/02	76,979
	9/03	78,809
	31-Oct	78,723
2004	16-Dec	78,426
	10/31/2004	81,234
2005	12/16/2004	80,979
	10/31/2005	84,766
2006	12/16/2005	83,745
	8/16/2006	86,766
	10/31/2006	85,872
[end mountain chart]

[Difference between "American Mutual Fund with dividends reinvested" and "American Mutual Fund with dividends excluded" is described in the mountain chart as "Value added by reinvestment of dividends"]

Year ended October 31	1950[7]	1951	1952	1953	1954	1955	1956

Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	$0.3	0.5	0.5	0.6	0.6	0.7	0.8
Value at year-end	$10.0	12.2	13.2	14.1	19.3	25.1	29.7
Dividends excluded[9]	$0.3	0.5	0.5	0.5	0.5	0.5	0.6
Value at year-end	$9.7	11.3	11.7	12.0	15.9	20.1	23.1

Annual percentage returns assuming reinvestment of dividends
Income return	3.1%	5.3	4.3	4.4	4.4	3.5	3.2
Capital results	(2.9)	16.8	3.3	2.5	32.4	26.6	15.2
AMF total return	0.2	22.1	7.6	6.9	36.8	30.1	18.4

Year ended October 31	1957	1958	1959	1960	1961	1962	1963

Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	0.9	1.0	1.0	1.2	1.3	1.4	1.5
Value at year-end	28.1	36.1	41.5	40.9	54.3	46.6	61.3
Dividends excluded[9]	0.7	0.8	0.8	0.9	0.9	0.9	1.0
Value at year-end	21.2	26.5	29.7	28.4	36.8	30.7	39.3

Annual percentage returns assuming reinvestment of dividends
Income return	3.1	3.6	2.9	2.9	3.1	2.5	3.3
Capital results	(8.5)	25.2	11.9	(4.4)	29.9	(16.8)	28.3
AMF total return	(5.4)	28.8	14.8	(1.5)	33.0	(14.3)	31.6

Year ended October 31	1964	1965	1966	1967	1968	1969	1970

Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	1.7	1.8	2.3	2.6	3.2	3.8	4.2
Value at year-end	71.4	79.9	77.6	92.8	109.6	103.2	93.4
Dividends excluded[9]	1.1	1.1	1.4	1.5	1.8	2.1	2.2
Value at year-end	44.6	48.8	46.1	53.6	61.3	55.7	48.1

Annual percentage returns assuming reinvestment of dividends
Income return	2.8	2.6	2.8	3.3	3.4	3.4	4.0
Capital results	13.6	9.4	(5.6)	16.3	14.6	(9.2)	(13.6)
AMF total return	16.4	12.0	(2.8)	19.6	18.0	(5.8)	(9.6)

Year ended October 31	1971	1972	1973	1974	1975	1976	1977

Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	4.4	4.7	5.1	7.3	7.3	7.9	8.6
Value at year-end	112.9	125.2	124.8	105.1	132.2	167.4	176.4
Dividends excluded[9]	2.2	2.3	2.4	3.3	3.1	3.1	3.2
Value at year-end	56.0	59.7	57.1	45.0	53.3	64.3	64.6

Annual percentage returns assuming reinvestment of dividends
Income return	4.7	4.2	4.0	5.8	6.9	6.0	5.1
Capital results	16.2	6.7	(4.3)	(21.6)	18.9	20.6	0.3
AMF total return	20.9	10.9	(0.3)	(15.8)	25.8	26.6	5.4

Year ended October 31	1978	1979	1980	1981	1982	1983	1984

Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	10.0	11.3	13.9	16.4	26.8	26.2	26.6
Value at year-end	198.9	232.8	303.6	334.1	426.4	544.9	577.2
Dividends excluded[9]	3.6	3.9	4.5	5.0	7.8	7.1	6.9
Value at year-end	69.1	77.0	95.4	99.9	118.2	143.3	144.4

Annual percentage returns assuming reinvestment of dividends
Income return	5.7	5.7	6.0	5.4	8.0	6.2	4.9
Capital results	7.1	11.3	24.4	4.7	19.6	21.6	1.0
AMF total return	12.8	17.0	30.4	10.1	27.6	27.8	5.9

Year ended October 31	1985	1986	1987	1988	1989	1990	1991

Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	30.1	34.1	39.3	50.0	59.9	66.1	71.8
Value at year-end	701.8	913.1	960.9	1,081.2	1,299.8	1,239.3	1,544.4
Dividends excluded[9]	7.4	8.0	8.9	10.8	12.3	13.0	13.4
Value at year-end	167.6	209.4	212.1	227.1	259.4	235.2	278.5

Annual percentage returns assuming reinvestment of dividends
Income return	5.2	4.9	4.3	5.2	5.5	5.1	5.8
Capital results	16.4	25.2	0.9	7.3	14.7	(9.8)	18.8
AMF total return	21.6	30.1	5.2	12.5	20.2	(4.7)	24.6

Year ended October 31	1992	1993	1994	1995	1996	1997	1998

Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	67.5	70.9	76.5	83.2	90.2	95.0	104.1
Value at year-end	1,690.0	2,004.9	2,039.9	2,473.4	2,940.7	3,652.2	4,205.5
Dividends excluded[9]	12.0	12.1	12.5	13.1	13.7	14.0	14.9
Value at year-end	292.2	333.6	326.4	381.2	438.6	529.4	594.2

Annual percentage returns assuming reinvestment of dividends
Income return	4.4	4.2	3.8	4.1	3.6	3.2	2.9
Capital results	5.0	14.4	(2.1)	17.2	15.3	21.0	12.2
AMF total return	9.4	18.6	1.7	21.3	18.9	24.2	15.1

Year ended October 31	1999	2000	2001	2002	2003	2004	2005

Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	110.5	132.2	145.4	121.4	115.8	105.4	112.3
Value at year-end	4,584.2	4,639.4	4,811.5	4,406.4	5,257.3	5,825.6	6,279.7
Dividends excluded[9]	15.5	18.0	19.2	15.6	14.5	12.9	13.5
Value at year-end	631.8	620.1	623.6	557.2	648.8	705.5	746.9

Annual percentage returns assuming reinvestment of dividends
Income return	2.6	2.9	3.1	2.5	2.6	2.0	1.9
Capital results	6.4	(1.7)	0.6	(10.9)	16.7	8.8	5.9
AMF total return	9.0	1.2	3.7	(8.4)	19.3	10.8	7.8

Year ended October 31	2006

Year-by-year summary of results (dollars in thousands)
Dividends reinvested[8]	135.1
Value at year-end	7,309.5
Dividends excluded[9]	15.9
Value at year-end	852.1

Annual percentage returns assuming reinvestment of dividends
Income return	2.2
Capital results	14.2
AMF total return	16.4

Average annual total return for AMF’s lifetime

Income return	3.97%
Capital results	8.37%
AMF total return	12.34%

The results shown are before taxes on fund distributions and sale of fund shares.

1 As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
2 The maximum initial sales charge was 8.5% prior to July 1, 1988.
3 Includes reinvested capital gain distributions totaling $3,225,144 in the years 1950-2006 and reinvested dividends. The total “cost” of this investment was $2,134,917 ($10,000 plus $2,124,917 in reinvested dividends).
4 The S&P 500 is unmanaged, does not reflect sales charges, commissions or expenses and cannot be invested in directly.
5 Includes reinvested capital gain distributions taken in shares totaling $528,472 but does not reflect income dividends taken in cash.
6 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. It would take $85,872 to buy today what $10,000 bought when the fund began.
7 For the period February 21, 1950 (when the fund began operations), through October 31, 1950.
8 Includes special dividends of $1,691 in 1974, $989 in 1975, $7,524 in 1982, $3,967 in 1983, $6,064 in 1988, $9,850 in 1989, $9,497 in 1990 and $8,996 in 1991.
9 Includes special dividends of $746 in 1974, $407 in 1975, $2,251 in 1982, $1,099 in 1983, $1,339 in 1988, $2,069 in 1989, $1,895 in 1990 and $1,707 in 1991.

[Begin Photo Caption]
[photo of James K. Dunton]
James K. Dunton
[End Photo Caption]

[Begin Photo Caption]
[photo of J. Dale Harvey]
J. Dale Harvey
[End Photo Caption]

American Mutual Fund: Continuity, consistency of results and the value of experience

[photo of a stream in the Green Mountain National Forest in Vermont]

[photo of a path between rows of trees - leaves on the ground]

[Begin Sidebar]
When you have been following an industry or the market for 10, 20, 30 or 40 years, you have a broad perspective. You are not likely to panic at the bottom of a market cycle or at the top.
[End Sidebar]

[Begin Sidebar]
Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.
[End Sidebar]

During the fund’s 56 years, the nation has experienced wars, exuberant bull markets, sharp market declines, natural disasters and recovery. Investment fads and fancies have come and gone. But American Mutual Fund’s basic charter — to provide investors with current income, growth and preservation of capital — has remained constant. It is as relevant today as it was on February 21, 1950, the day the fund began operations.

In July, the fund’s investment adviser, Capital Research and Management Company (CRMC), celebrated its 75th anniversary of being in business. With this in mind, we thought it timely to reflect on the key ingredients in AMF’s long-term investment success.

AMF’s depth of experience
First, there is the depth of experience of the fund’s managers. The five portfolio counselors have a combined total of 155 years of experience.* There are two who each have had more than 42 years of investment experience. Even the two new portfolio counselors — Joyce Gordon and Jim Lovelace — each have been with CRMC for more than 24 years. “We are pleased to have a senior staff on this fund,” says Jim Dunton, AMF’s vice chairman and principal executive officer.

[Begin Footnote]
*Years of experience as of January 1, 2007.
[End Footnote]

Why is experience so important to consistency of investment results? “Our portfolio counselors and investment analysts have been through it all,” Jim Dunton says. “When you have been following an industry or the market for 10, 20, 30 or 40 years, you have a broad perspective. You are not likely to panic at the bottom of a market cycle or at the top.”

Dale Harvey, president of AMF, adds: “The longer you’ve been in the investment business, the more you appreciate how important it is not to lose money and, secondly, to generate some income along the way. Until you have been through some difficult periods, you don’t know how dangerous those times can be to your financial health.”

[Begin Sidebar]
This past July, the fund’s investment adviser, Capital Research and Management Company, celebrated its 75th anniversary of being in business.
[End Sidebar]

[Begin Sidebar]
American Mutual Fund’s portfolio counselors

American Mutual Fund’s five portfolio counselors have an average 31 years of investment experience.* The knowledge and wisdom they have accumulated over the years have helped them manage your fund through many stock market cycles. The bar chart shows over four decades of continuity within CRMC’s multiple portfolio counselor system.

Years of investment
Portfolio counselor	experience*

James K. Dunton	44
R. Michael Shanahan	42
Joyce E. Gordon	27
James B. Lovelace	25
J. Dale Harvey	17

*Years of experience as of January 1, 2007

[begin bar chart]
Accumulated experience with CRMC

J. Dale Harvey - 1992

James B. Lovelace - 1982

Joyce E. Gordon - 1980

R. Michael Shanahan - 1965

James K. Dunton - 1963
[End chart]
[End Sidebar]

The fund’s emphases on capital preservation and dividend-paying stocks have helped shield shareholders during difficult times. As the chart on pages 10 and 11 shows, AMF has fallen less than the stock market in all 12 stock market declines of 15% or more since the fund began operations. During the extraordinary decline from March 24, 2000, through October 9, 2002, the stock market, as represented by the unmanaged Standard & Poor’s 500 Composite Index, fell 47% while AMF lost only 7% (with dividends reinvested).

Helping develop a time-tested investment management system
AMF has a history worth remembering because it played a role in the development of an investment management innovation that thrives today as one of the hallmarks of American Funds. Jim Lovelace’s grandfather, Jonathan Bell Lovelace, founded the fund. Jim’s father, Jon Lovelace, now chairman emeritus of CRMC, was a director and portfolio counselor with AMF for more than 40 years, one of the longest tenures in mutual fund history. In 1958, Jon suggested a new approach to investment management to be used with AMF and other Capital funds. It became known as the multiple portfolio counselor system (MPCS). It began as a temporary solution but was modified and improved through the years to become CRMC’s highly valued investment management system.

Used by all the American Funds today, the MPCS has contributed to a “consistency of results and a continuity of management,” says Jim Dunton, who has been involved with AMF for 37 years. Blending the best attributes of individualism and teamwork, the system provides stability, flexibility and continuity. Under the MPCS, the majority of AMF’s assets are divided among the five portfolio counselors who manage their respective portions independently as if each were the entire portfolio. They invest broadly. A sixth portion — roughly 25% of the fund’s assets — is managed by 18 investment analysts who are industry specialists. The system allows all the fund’s investment professionals to concentrate on their highest conviction ideas and the fund benefits from the sum of these good ideas.

With five portfolio counselors and a group of investment analysts making decisions, no one person’s investment decisions can dominate the fund’s portfolio strategy. Over the years, this has led to a more stable and consistent investment approach.

The system also makes it easier when a portfolio counselor retires or leaves the fund. At that time, only a small portion of the portfolio changes hands. When fund officers know that a portfolio counselor is leaving, they move those assets to existing or new portfolio counselors over a period of time. The multiple portfolio counselor system has “allowed for the transitioning of portfolio managers without significantly disturbing the basic investment portfolio,” Jim Dunton says.

Another reason for the fund’s consistency of results is that AMF has kept close to its original mandate. “AMF has remained guided by the three objectives in its prospectus from day one,” Jim Dunton says. “Whoever has been involved with the fund has been respectful of its history, objectives and distinction, and they have marshaled their talents to meet the goals of the fund.”

New counselors concentrate on dividends
Given our theme of continuity and the value of experience, we are pleased to introduce you to two portfolio counselors who have recently joined AMF. Jim Lovelace and Joyce Gordon both specialize in investing in stocks with growing dividends. “American Mutual Fund has always been a conservative growth and income fund, and our approach is very consistent with the long-term legacy of AMF,” Jim Lovelace says.

Explaining the “growth and income” approach, Jim Lovelace says, “Usually, people think of investing as buying a stock so you can sell it at a higher price. I buy a stock and don’t worry about the price going up immediately. I’m more concerned about where the company is going over the long term and whether it will continue to pay rising dividends. By focusing on companies with a record of growing dividends, you can end up with a very competitive return without having to be concerned about what other people will pay you for your stock.”

[Begin Photo Caption]
[photo of James B. Lovelace]
James B. Lovelace
[End Photo Caption]

[Begin Sidebar]
American Mutual Fund has always been a conservative growth and income fund, and our approach is very consistent with the long-term legacy of AMF.
[End Sidebar]

[Begin Sidebar]
Above-average returns with less volatility

American Mutual Fund has met its objectives. If we look back 10 years, as shown at right, the fund has provided slightly higher returns than the S&P 500 and the Lipper Growth & Income Funds Index, two of the three benchmarks the fund uses to measure its results. It accomplished this while showing lower volatility than the three benchmarks. It is worth remembering, however, that figures shown are past results and are not predictive of results in future periods. Future results may be lower or higher than those shown.

Sources: Stocks — Standard & Poor’s Corporation, Lipper.

For the 10-year period ended October 31, 2006

[begin scatter graph]
	Average annual total return	Volatility

AMF	9.53%	11.12
S&P 500	8.64%	15.45
Lipper Growth & Income Funds Index	8.22%	13.41
Lipper Multi-Cap Value Funds Index	9.82%	14.38
[end scatter graph]

Volatility is calculated at net asset value by Lipper using annualized standard deviation (based on monthly returns), a measure of how returns over time have varied from the mean; a lower number signifies lower volatility. Standard & Poor’s 500 Composite Index is an unmanaged index of 500 large-company stocks selected to represent the stock market. The Lipper Multi-Cap Value Funds Index is an equally weighted index of the 30 largest mutual funds following a value approach to investing in companies of various sizes. The Lipper Growth & Income Funds Index is an equally weighted index of the 30 largest mutual funds that combine a growth of earnings orientation and an income requirement for dividends.
[End Sidebar]

Today Jim Lovelace is a senior vice president and a director of CRMC and senior vice president of AMF. He is also vice chairman and principal executive officer of Capital Income Builder and a senior vice president and director of The Investment Company of America. Jim Lovelace joined The Capital Group in 1982 as a political analyst in Washington. He began working as an investment analyst covering consumer companies first with Capital’s institutional affiliate and then with CRMC in 1988.

Joyce Gordon joined Capital Research in 1975, when she was 19. While at Capital she completed a Bachelor’s degree and a Masters of Business Administration from the University of Southern California. Jon Lovelace was Joyce’s mentor during the formative part of her investing career, tutoring her in the growth and income approach. She began as an investment analyst following banks and savings and loans in the late 1980s. “All the companies paid reasonable dividends and some of the stocks were so beaten up, they offered the opportunity for considerable capital appreciation,” she recalls. Today, Joyce is senior vice president and director of CRMC and a senior vice president of AMF. She is also president of Capital Income Builder and a vice president of The Investment Company of America.

Meeting managements on their home turf
Joyce searches for companies “with good business models, a solid record of being able to compete in their businesses, and earnings and dividend growth,” adding that she places more emphasis on dividend growth than earnings growth. “While earnings are subject to revisions and accounting changes, a dividend is cash,” she says. “It can’t be monkeyed around with like earnings can. When a board of directors commits to a certain dividend level, they are very reluctant to cut it.”

Joyce often travels with investment analysts to visit the managements of companies on their home turf. “I’m a field person. I like to see what the chief executive officer has hanging on the wall of the home office,” she says. “What makes him or her tick? How do they interact with people in their office? Is the company a good place to work? I have found that if the company has a difficult work environment, middle managers may leave, making it harder for the company to achieve its goals. If a company has good fundamentals and is a good place to work, it’s likely to be more successful in the long term.”

[Begin Sidebar]
How American Mutual Fund has fared during market declines*

Total returns for AMF and S&P 500. (S&P 500 assumes monthly reinvestment of dividends.)

[begin bar chart/time line]
				Total returns (%)
				AMF	S&P 500
Jan. 5, 1953	-	Sept. 14, 1953	Korean War ends; recession begins	(9.7)	(11.7)
Aug. 2, 1956	-	Oct. 22, 1957	Egypt seizes Suez Canal	(16.0)	(18.1)
Dec. 12, 1961	-	June 26, 1962	Stocks hit postwar highs; Kennedy confronts steel industry	(25.0)	(26.9)
Feb. 9, 1966	-	Oct. 7, 1966	Economy overheats, interest rates and taxes rise	(15.1)	(20.5)
Nov. 29, 1968	-	May 26, 1970	Vietnam War sparks civil unrest, recession	(31.8)	(33.0)
Jan. 11, 1973	-	Oct. 3, 1974	OPEC oil embargo; Watergate scandal; Nixon resigns	(32.2)	(44.8)
Sept. 21, 1976	-	March 6, 1978	Carter warns of impending energy crisis	3.1	(13.5)
Nov. 28, 1980	-	Aug. 12, 1982	Record-high interest rates provoke recession	3.5	(20.2)
Aug. 25, 1987	-	Dec. 4, 1987	Overvalued stocks trigger market crash	(21.4)	(32.8)
July 16, 1990	-	Oct. 11, 1990	Iraq invades Kuwait	(12.1)	(19.2)
July 17, 1998	-	Aug. 31, 1998	“Asian flu” spreads to Russia, igniting global economic fears	(12.1)	(19.1)
March 24, 2000	-	Oct. 9, 2002	Internet bubble bursts; terrorist strike on U.S.	(7.1)	(47.4)
[end bar chart/time line]

*Major stock market declines are defined as a decline in price of 15% or more without dividends reinvested. There have been periods in which the fund has lagged the S&P 500, particularly in strong markets.
[End Sidebar]

[Begin Photo Caption]
[photo of Joyce E. Gordon]
Joyce E. Gordon
[End Photo Caption]

[Begin Sidebar]
AMF provides a way to participate in the growth of the stock market and, while doing that, be exposed to lower volatility.
[End Sidebar]

Both Joyce Gordon and Jim Lovelace team up with investment analysts who not only talk to the company’s management team but also their competitors, suppliers and customers to get the full picture. It’s important to have all the facts, numbers and perspectives on whether a company can execute its planned earnings growth and what that might mean for the dividend.

Helping the baby boom generation retire
Looking forward, Jim Lovelace believes that AMF is especially well suited to serve the investment needs of the 75 million baby boomers who are expected to retire in the next decade. “AMF provides a way to participate in the growth of the stock market and, while doing that, be exposed to lower volatility. This is extremely beneficial to retired people or others who are withdrawing money from the fund for living expenses or college costs for children. The pattern of the total return of the fund is at least as important as the absolute level of returns.”

The main financial pitfall for retirees is that they start eating into their principal for living expenses too soon and run out of money, adds Dale Harvey. “The more you get an adequate stream of income up front such as dividend payments, the less you have to worry about eroding your principal.”

Summary investment portfolio, October 31, 2006

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification	Percent of net assets

Financials	15.60%
Industrials	12.53
Consumer discretionary	10.63
Information technology	10.18
Health care	8.62
Bonds & notes	0.05
Convertible securities	0.08
Other industries	30.14
Short-term securities & other assets less liabilities	12.17
[end pie chart]
	Shares	Market	Percent
		value	of net
Common stocks - 87.70%		(000)	assets

Energy - 7.40%
Chevron Corp.	2,183,304	$146,718.77%
ConocoPhillips	3,203,178	192,960	1.01
Exxon Mobil Corp.	3,520,000	251,398	1.32
Hess Corp.	3,582,405	151,894.80
Marathon Oil Corp.	4,000,000	345,600	1.82
Other securities		319,739	1.68
		1,408,309	7.40

Materials - 3.87%
Other securities		737,630	3.87

Industrials - 12.53%
Avery Dennison Corp.	3,000,000	189,420.99
General Electric Co.	14,000,000	491,540	2.58
Norfolk Southern Corp.	5,082,000	267,161	1.40
R.R. Donnelley & Sons Co.	6,500,000	220,090	1.16
Tyco International Ltd.	6,381,200	187,799.99
United Parcel Service, Inc., Class B	2,850,000	214,747	1.13
United Technologies Corp.	3,400,000	223,448	1.17
Other securities		591,595	3.11
		2,385,800	12.53

Consumer discretionary - 10.63%
Clear Channel Communications, Inc.	4,000,000	139,400.73
Johnson Controls, Inc.	2,750,600	224,284	1.18
Leggett & Platt, Inc.	5,945,000	138,816.73
Lowe's Companies, Inc.	7,481,600	225,495	1.18
Target Corp.	3,287,000	194,525	1.02
Other securities		1,101,252	5.79
		2,023,772	10.63

Consumer staples - 5.08%
H.J. Heinz Co.	4,100,000	172,856.91
PepsiCo, Inc.	2,370,000	150,353.79
Walgreen Co.	3,600,000	157,248.83
Wal-Mart Stores, Inc.	2,400,000	118,272.62
Other securities		368,610	1.93
		967,339	5.08

Health care - 8.62%
Abbott Laboratories	6,300,000	299,313	1.57
Bristol-Myers Squibb Co.	9,532,200	235,922	1.24
Eli Lilly and Co.	4,330,000	242,523	1.28
Medtronic, Inc.	3,507,000	170,721.90
Merck & Co., Inc.	4,750,000	215,745	1.13
Wyeth	3,698,000	188,709.99
Other securities		289,057	1.51
		1,641,990	8.62

Financials - 15.60%
American International Group, Inc.	2,829,000	190,024	1.00
Bank of America Corp.	4,832,812	260,344	1.37
Citigroup Inc.	8,310,000	416,830	2.19
Fannie Mae	5,535,000	328,004	1.72
Freddie Mac	3,150,000	217,318	1.14
J.P. Morgan Chase & Co.	4,546,000	215,662	1.13
SunTrust Banks, Inc.	1,525,000	120,460.63
Wachovia Corp.	1,000,000	55,500.29
Washington Mutual, Inc.	3,943,000	166,789.88
Other securities		998,885	5.25
		2,969,816	15.60

Information technology - 10.18%
Hewlett-Packard Co.	6,600,000	255,684	1.34
International Business Machines Corp.	4,535,000	418,717	2.20
Microchip Technology Inc.	5,844,625	192,464	1.01
Microsoft Corp.	10,335,000	296,718	1.56
Oracle Corp. (1)	8,124,600	150,061.79
Other securities		624,131	3.28
		1,937,775	10.18

Telecommunication services - 5.64%
AT&T Inc.	5,410,597	185,313.97
BellSouth Corp.	8,250,000	372,075	1.96
Embarq Corp.	3,494,250	168,947.89
Sprint Nextel Corp., Series 1	8,760,000	163,724.86
Other securities		182,810.96
		1,072,869	5.64

Utilities - 5.84%
Duke Energy Corp.	4,800,000	151,872.80
Exelon Corp.	2,548,400	157,950.83
Other securities		802,385	4.21
		1,112,207	5.84

Miscellaneous - 2.31%
Other common stocks in initial period of acquisition		439,882	2.31

Total common stocks (cost: $12,631,671,000)		16,697,389	87.70

Convertible securities - 0.08%

Financials - 0.08%
Other securities		15,960.08

Total convertible securities (cost: $17,550,000)		15,960.08

Bonds & notes - 0.05%

Utilities - 0.05%
Other securities		9,957.05

Total bonds & notes (cost: $9,951,000)		9,957.05

	Principal
	amount
Short-term securities - 12.28%	(000)

Bank of America Corp. 5.255%-5.26% due 11/27-12/6/2006	120,000	119,461
Ranger Funding Co. LLC 5.26% due 11/2/2006 (2)	8,400	8,398.67
CAFCO, LLC 5.24%-5.25% due 11/15-12/18/2006 (2)	92,300	91,949
Ciesco LLC 5.24% due 12/8/2006 (2)	10,100	10,044
Citigroup Funding Inc. 5.23%-5.26% due 11/13-12/8/2006	46,000	45,782.78
Clipper Receivables Co., LLC 5.25%-5.26% due 11/2-12/7/2006 (2)	200,700	200,003	1.05
Edison Asset Securitization LLC 5.24% due 12/22/2006 (2)	50,000	49,637
General Electric Co. 5.24% due 12/28/2006	75,000	74,398.65
Eli Lilly and Co. 5.17% due 11/13/2006 (2)	6,000	5,989.03
Fannie Mae 5.15% due 11/15/2006	25,000	24,948.13
Federal Home Loan Bank 5.07%-5.17% due 11/1/2006-1/12/2007	178,500	177,810.93
Freddie Mac 5.105%-5.125% due 12/21/2006-1/23/2007	75,000	74,310.39
IBM Capital Inc. 5.20% due 12/6/2006 (2)	40,000	39,803.21
International Lease Finance Corp. 5.22%-5.225% due 11/9-11/13/2006	49,000	48,922.26
Jupiter Securitization Co., LLC 5.25%-5.26% due 11/13-11/15/2006 (2)	56,900	56,789.30
Procter & Gamble Co. 5.21% due 11/30-12/11/2006 (2)	155,300	154,520.81
Target Corp. 5.20% due 11/20/2006	33,700	33,603.18
Three Pillars Funding, LLC 5.26% due 11/6-11/20/2006 (2)	118,674	118,425.62
Variable Funding Capital Corp. 5.225%-5.25% due 11/20-12/13/2006 (2)	150,000	149,272.78
Wal-Mart Stores Inc. 5.19%-5.21% due 11/21-12/19/2006 (2)	167,700	166,737.88
Other securities		686,534	3.61

Total short-term securities (cost: $2,337,282,000)		2,337,334	12.28

Total investment securities (cost: $14,996,454,000)		19,060,640	100.11
Other assets less liabilities		(21,031)	(0.11)

Net assets		$19,039,609	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,405,734,000, which represented 7.38% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at October 31, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $14,996,454)		$19,060,640
Cash		413
Receivables for:
Sales of fund's shares	$19,532
Dividends and interest	22,378	41,910
		19,102,963
Liabilities:
Payables for:
Purchases of investments	35,657
Repurchases of fund's shares	13,428
Investment advisory services	3,670
Services provided by affiliates	8,472
Deferred directors' compensation	2,092
Other fees and expenses	35	63,354
Net assets at October 31, 2006		$19,039,609

Net assets consist of:
Capital paid in on shares of capital stock		$14,485,921
Undistributed net investment income		122,711
Undistributed net realized gain		366,791
Net unrealized appreciation		4,064,186
Net assets at October 31, 2006		$19,039,609

Total authorized capital stock - 1,000,000 shares, $0.001 par value (653,892 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$16,043,497	550,547	$29.14
Class B	689,262	23,813	28.95
Class C	796,010	27,549	28.89
Class F	494,970	17,026	29.07
Class 529-A	205,936	7,075	29.11
Class 529-B	39,821	1,373	29.01
Class 529-C	62,104	2,141	29.01
Class 529-E	11,253	388	29.04
Class 529-F	5,388	185	29.13
Class R-1	15,068	520	28.97
Class R-2	132,721	4,585	28.94
Class R-3	222,059	7,654	29.01
Class R-4	54,509	1,874	29.09
Class R-5	267,011	9,162	29.14
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $30.92 and $30.89, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended October 31, 2006	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $274)	$374,958
Interest	127,012	$501,970

Fees and expenses(*):
Investment advisory services	45,815
Distribution services	51,526
Transfer agent services	11,588
Administrative services	3,466
Reports to shareholders	519
Registration statement and prospectus	543
Postage, stationery and supplies	1,178
Directors' compensation	527
Auditing and legal	125
Custodian	88
State and local taxes	141
Other	109
Total fees and expenses before reimbursements/waivers	115,625
Less reimbursements/waivers of fees and expenses:
Investment advisory services	4,582
Administrative services	195
Total fees and expenses after reimbursements/waivers		110,848
Net investment income		391,122

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments	464,290
Net unrealized appreciation on investments	1,810,456
Net realized gain and unrealized appreciation on investments		2,274,746
Net increase in net assets resulting from operations		$2,665,868

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended October 31
	2006	2005
Operations:
Net investment income	$391,122	$305,807
Net realized gain on investments	464,290	590,061
Net unrealized appreciation on investments	1,810,456	200,291
Net increase in net assets resulting from operations	2,665,868	1,096,159

Dividends and distributions paid to shareholders:
Dividends from net investment income	(338,729)	(269,575)
Distributions from net realized gain on investments	(624,432)	(27,858)
Total dividends and distributions paid to shareholders	(963,161)	(297,433)

Capital share transactions	1,017,074	1,708,978

Total increase in net assets	2,719,781	2,507,704

Net assets:
Beginning of year	16,319,828	13,812,124
End of year (including undistributed net investment
income: $122,711 and $70,363, respectively)	$19,039,609	$16,319,828

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal - through investments in companies that participate in the growth of the American economy.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Taxation - Dividend income is recorded net of non-U.S. taxes paid.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended October 31, 2006, the fund reclassified $1,000 from undistributed net realized gain to undistributed net investment income; and reclassified $46,000 from undistributed net investment income and $27,352,000 from undistributed net realized gain to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of October 31, 2006, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Undistributed ordinary income	$124,803
Undistributed long-term capital gain	372,509
Gross unrealized appreciation on investment securities	4,231,493
Gross unrealized depreciation on investment securities	(172,279)
Net unrealized appreciation on investment securities	4,059,214
Cost of investment securities	15,001,426

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended October 31, 2006			Year ended October 31, 2005
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$297,477	$528,869	$826,346	$241,884	$24,216	$266,100
Class B	7,926	22,893	30,819	5,905	1,015	6,920
Class C	8,646	25,853	34,499	5,998	1,035	7,033
Class F	9,073	16,577	25,650	6,839	672	7,511
Class 529-A	3,461	5,968	9,429	2,192	204	2,396
Class 529-B	399	1,235	1,634	253	50	303
Class 529-C	618	1,884	2,502	368	68	436
Class 529-E	160	326	486	97	11	108
Class 529-F	92	119	211	41	4	45
Class R-1	164	463	627	110	21	131
Class R-2	1,358	3,907	5,265	853	133	986
Class R-3	3,276	6,962	10,238	2,193	230	2,423
Class R-4	995	1,773	2,768	686	75	761
Class R-5	5,084	7,603	12,687	2,156	124	2,280
Total	$338,729	$624,432	$963,161	$269,575	$27,858	$297,433

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.225% on such assets in excess of $21 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended October 31, 2006, total investment advisory services fees waived by CRMC were $4,582,000. As a result, the fee shown on the accompanying financial statements of $45,815,000, which was equivalent to an annualized rate of 0.261%, was reduced to $41,233,000, or 0.235% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended October 31, 2006, the total administrative services fees paid by CRMC were $308 and $195,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended October 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$33,304	$11,015	Not applicable	Not applicable	Not applicable
Class B	6,398	573	Not applicable	Not applicable	Not applicable
Class C	7,256	Included in administrative services	$906	$147	Not applicable
Class F	1,136		419	45	Not applicable
Class 529-A	340		143	22	$179
Class 529-B	358		29	14	36
Class 529-C	546		44	17	55
Class 529-E	49		8	1	10
Class 529-F	-		3	1	4
Class R-1	139		19	7	Not applicable
Class R-2	864		169	504	Not applicable
Class R-3	1,007		266	105	Not applicable
Class R-4	129		76	6	Not applicable
Class R-5	Not applicable		228	3	Not applicable
Total	$51,526	$11,588	$2,310	$872	$284

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $527,000, shown on the accompanying financial statements, includes $294,000 in current fees (either paid in cash or deferred) and a net increase of $233,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2006
Class A	$1,714,194	62,868	$775,912	29,137	$(1,735,608)	(63,645)	$754,498	28,360
Class B	78,339	2,894	29,732	1,126	(74,969)	(2,765)	33,102	1,255
Class C	149,275	5,516	33,091	1,254	(122,757)	(4,544)	59,609	2,226
Class F	125,608	4,612	23,118	870	(131,972)	(4,857)	16,754	625
Class 529-A	42,699	1,569	9,428	354	(14,637)	(537)	37,490	1,386
Class 529-B	5,603	207	1,633	62	(2,747)	(101)	4,489	168
Class 529-C	13,963	514	2,501	94	(7,209)	(265)	9,255	343
Class 529-E	2,585	95	485	18	(1,013)	(36)	2,057	77
Class 529-F	2,938	108	211	8	(1,103)	(40)	2,046	76
Class R-1	5,563	206	625	24	(4,349)	(159)	1,839	71
Class R-2	44,462	1,643	5,260	199	(27,668)	(1,022)	22,054	820
Class R-3	59,681	2,205	10,227	386	(48,500)	(1,788)	21,408	803
Class R-4	30,438	1,122	2,768	104	(26,702)	(979)	6,504	247
Class R-5	67,895	2,489	11,242	422	(33,168)	(1,221)	45,969	1,690
Total net increase
(decrease)	$2,343,243	86,048	$906,233	34,058	$(2,232,402)	(81,959)	$1,017,074	38,147

Year ended October 31, 2005
Class A	$2,171,256	82,538	$244,730	9,271	$(1,304,528)	(49,512)	$1,111,458	42,297
Class B	113,209	4,336	6,605	252	(51,515)	(1,966)	68,299	2,622
Class C	219,038	8,394	6,527	249	(88,866)	(3,401)	136,699	5,242
Class F	166,663	6,353	6,693	254	(82,826)	(3,149)	90,530	3,458
Class 529-A	51,703	1,967	2,396	91	(8,069)	(307)	46,030	1,751
Class 529-B	6,724	256	303	11	(1,164)	(44)	5,863	223
Class 529-C	15,290	583	436	17	(3,281)	(125)	12,445	475
Class 529-E	2,615	99	108	4	(382)	(14)	2,341	89
Class 529-F	1,215	46	45	2	(278)	(10)	982	38
Class R-1	6,070	233	131	5	(4,993)	(193)	1,208	45
Class R-2	51,778	1,980	986	38	(21,790)	(832)	30,974	1,186
Class R-3	81,912	3,129	2,404	91	(22,970)	(872)	61,346	2,348
Class R-4	36,035	1,373	761	29	(30,094)	(1,154)	6,702	248
Class R-5	152,875	5,718	1,637	61	(20,411)	(768)	134,101	5,011
Total net increase
(decrease)	$3,076,383	117,005	$273,762	10,375	$(1,641,167)	(62,347)	$1,708,978	65,033

* Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,723,813,000 and $2,895,325,000, respectively, during the year ended October 31, 2006.

Financial highlights (1)

		Income (loss) from investment operations(2)			Dividends and distributions

	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Year ended 10/31/2006	$26.52	$.63	$3.55	$4.18	$(.55)	$(1.01)	$(1.56)	$29.14	16.40%	$16,044			.58%		.55%		2.31%
Year ended 10/31/2005	25.10	.54	1.41	1.95	(.48)	(.05)	(.53)	26.52	7.80	13,850			.58		.56		2.06
Year ended 10/31/2004	23.17	.48	2.00	2.48	(.46)	(.09)	(.55)	25.10	10.81	12,044			.60		.60		1.97
Year ended 10/31/2003	20.20	.49	3.31	3.80	(.52)	(.31)	(.83)	23.17	19.31	9,716			.62		.62		2.32
Year ended 10/31/2002	23.22	.49	(2.29)	(1.80)	(.57)	(.65)	(1.22)	20.20	(8.42)	7,782			.60		.60		2.15
Class B:
Year ended 10/31/2006	26.36	.41	3.53	3.94	(.34)	(1.01)	(1.35)	28.95	15.48	689			1.37		1.34		1.52
Year ended 10/31/2005	24.94	.33	1.41	1.74	(.27)	(.05)	(.32)	26.36	7.00	595			1.38		1.36		1.26
Year ended 10/31/2004	23.04	.29	1.98	2.27	(.28)	(.09)	(.37)	24.94	9.92	497			1.39		1.39		1.18
Year ended 10/31/2003	20.11	.32	3.28	3.60	(.36)	(.31)	(.67)	23.04	18.32	315			1.41		1.41		1.49
Year ended 10/31/2002	23.13	.32	(2.28)	(1.96)	(.41)	(.65)	(1.06)	20.11	(9.11)	156			1.40		1.40		1.40
Class C:
Year ended 10/31/2006	26.31	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.89	15.41	796			1.42		1.40		1.46
Year ended 10/31/2005	24.90	.31	1.41	1.72	(.26)	(.05)	(.31)	26.31	6.91	666			1.44		1.42		1.19
Year ended 10/31/2004	23.01	.27	1.97	2.24	(.26)	(.09)	(.35)	24.90	9.82	500			1.47		1.46		1.09
Year ended 10/31/2003	20.09	.30	3.28	3.58	(.35)	(.31)	(.66)	23.01	18.23	267			1.49		1.49		1.39
Year ended 10/31/2002	23.12	.30	(2.28)	(1.98)	(.40)	(.65)	(1.05)	20.09	(9.20)	107			1.48		1.48		1.34
Class F:
Year ended 10/31/2006	26.46	.62	3.54	4.16	(.54)	(1.01)	(1.55)	29.07	16.36	495			.62		.60		2.26
Year ended 10/31/2005	25.04	.52	1.41	1.93	(.46)	(.05)	(.51)	26.46	7.71	434			.67		.65		1.97
Year ended 10/31/2004	23.12	.45	2.00	2.45	(.44)	(.09)	(.53)	25.04	10.70	324			.70		.70		1.86
Year ended 10/31/2003	20.17	.46	3.30	3.76	(.50)	(.31)	(.81)	23.12	19.14	172			.72		.72		2.14
Year ended 10/31/2002	23.20	.47	(2.30)	(1.83)	(.55)	(.65)	(1.20)	20.17	(8.57)	54			.75		.75		2.08
Class 529-A:
Year ended 10/31/2006	26.50	.60	3.55	4.15	(.53)	(1.01)	(1.54)	29.11	16.29	206			.66		.64		2.21
Year ended 10/31/2005	25.07	.51	1.42	1.93	(.45)	(.05)	(.50)	26.50	7.71	151			.70		.68		1.93
Year ended 10/31/2004	23.15	.45	2.00	2.45	(.44)	(.09)	(.53)	25.07	10.70	99			.71		.71		1.85
Year ended 10/31/2003	20.20	.47	3.31	3.78	(.52)	(.31)	(.83)	23.15	19.19	51			.67		.67		2.22
Period from 2/19/2002 to 10/31/2002	23.31	.34	(3.07)	(2.73)	(.38)	-	(.38)	20.20	(11.88)	19			.70	(5)	.70	(5)	2.25	(5)
Class 529-B:
Year ended 10/31/2006	26.42	.37	3.53	3.90	(.30)	(1.01)	(1.31)	29.01	15.29	40			1.50		1.47		1.38
Year ended 10/31/2005	25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.79	32			1.55		1.53		1.09
Year ended 10/31/2004	23.09	.24	1.99	2.23	(.23)	(.09)	(.32)	25.00	9.72	24			1.59		1.59		.97
Year ended 10/31/2003	20.16	.27	3.30	3.57	(.33)	(.31)	(.64)	23.09	18.07	14			1.61		1.61		1.27
Period from 2/19/2002 to 10/31/2002	23.31	.20	(3.06)	(2.86)	(.29)	-	(.29)	20.16	(12.40)	5			1.60	(5)	1.60	(5)	1.36	(5)
Class 529-C:
Year ended 10/31/2006	26.42	.38	3.53	3.91	(.31)	(1.01)	(1.32)	29.01	15.31	62			1.49		1.46		1.39
Year ended 10/31/2005	25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.82	48			1.54		1.52		1.10
Year ended 10/31/2004	23.09	.24	1.99	2.23	(.23)	(.09)	(.32)	25.00	9.74	33			1.58		1.58		.98
Year ended 10/31/2003	20.16	.27	3.30	3.57	(.33)	(.31)	(.64)	23.09	18.09	16			1.60		1.60		1.28
Period from 2/20/2002 to 10/31/2002	23.54	.21	(3.30)	(3.09)	(.29)	-	(.29)	20.16	(13.25)	6			1.59	(5)	1.59	(5)	1.38	(5)
Class 529-E:
Year ended 10/31/2006	26.44	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.04	15.92	11			.97		.95		1.90
Year ended 10/31/2005	25.02	.42	1.41	1.83	(.36)	(.05)	(.41)	26.44	7.35	8			1.02		1.00		1.61
Year ended 10/31/2004	23.10	.37	1.99	2.36	(.35)	(.09)	(.44)	25.02	10.32	6			1.06		1.06		1.50
Year ended 10/31/2003	20.16	.38	3.30	3.68	(.43)	(.31)	(.74)	23.10	18.72	3			1.07		1.07		1.80
Period from 3/7/2002 to 10/31/2002	24.93	.27	(4.67)	(4.40)	(.37)	-	(.37)	20.16	(17.78)	1			1.05	(5)	1.05	(5)	1.95	(5)
Class 529-F:
Year ended 10/31/2006	26.52	.65	3.55	4.20	(.58)	(1.01)	(1.59)	29.13	16.49	5			.47		.44		2.37
Year ended 10/31/2005	25.08	.52	1.42	1.94	(.45)	(.05)	(.50)	26.52	7.77	3			.64		.62		1.99
Year ended 10/31/2004	23.16	.43	2.00	2.43	(.42)	(.09)	(.51)	25.08	10.58	2			.81		.80		1.75
Year ended 10/31/2003	20.22	.43	3.32	3.75	(.50)	(.31)	(.81)	23.16	19.03	1			.82		.82		1.99
Period from 9/17/2002 to 10/31/2002	20.63	.05	(.34)	(.29)	(.12)	-	(.12)	20.22	(1.42)	-		(6)	.09		.09		.26

Class R-1:
Year ended 10/31/2006	$26.38	$.38	$3.54	$3.92	$(.32)	(1.01)	$(1.33)	$28.97	15.38%	$15			1.46%		1.43%		1.42%
Year ended 10/31/2005	24.97	.31	1.40	1.71	(.25)	(.05)	(.30)	26.38	6.86	12			1.48		1.45		1.17
Year ended 10/31/2004	23.06	.26	1.99	2.25	(.25)	(.09)	(.34)	24.97	9.83	10			1.51		1.49		1.07
Year ended 10/31/2003	20.17	.26	3.33	3.59	(.39)	(.31)	(.70)	23.06	18.19	4			1.65		1.50		1.18
Period from 6/11/2002 to 10/31/2002	23.56	.12	(3.29)	(3.17)	(.22)	-	(.22)	20.17	(13.50)	-		(6)	1.24		.58		.60
Class R-2:
Year ended 10/31/2006	26.36	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.94	15.36	133			1.61		1.41		1.43
Year ended 10/31/2005	24.95	.31	1.41	1.72	(.26)	(.05)	(.31)	26.36	6.90	99			1.65		1.42		1.19
Year ended 10/31/2004	23.05	.27	1.99	2.26	(.27)	(.09)	(.36)	24.95	9.86	64			1.76		1.45		1.10
Year ended 10/31/2003	20.17	.29	3.28	3.57	(.38)	(.31)	(.69)	23.05	18.10	32			1.86		1.47		1.35
Period from 5/31/2002 to 10/31/2002	24.35	.14	(4.10)	(3.96)	(.22)	-	(.22)	20.17	(16.31)	3			.75		.61		.67
Class R-3:
Year ended 10/31/2006	26.41	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.01	15.94	222			.96		.93		1.92
Year ended 10/31/2005	25.00	.44	1.40	1.84	(.38)	(.05)	(.43)	26.41	7.37	181			.98		.96		1.65
Year ended 10/31/2004	23.09	.37	1.99	2.36	(.36)	(.09)	(.45)	25.00	10.32	113			1.05		1.04		1.49
Year ended 10/31/2003	20.18	.37	3.30	3.67	(.45)	(.31)	(.76)	23.09	18.64	32			1.14		1.08		1.72
Period from 6/6/2002 to 10/31/2002	23.70	.17	(3.44)	(3.27)	(.25)	-	(.25)	20.18	(13.87)	2			.53		.43		.83
Class R-4:
Year ended 10/31/2006	26.48	.60	3.54	4.14	(.52)	(1.01)	(1.53)	29.09	16.26	55			.68		.66		2.20
Year ended 10/31/2005	25.06	.51	1.41	1.92	(.45)	(.05)	(.50)	26.48	7.69	43			.69		.67		1.94
Year ended 10/31/2004	23.14	.46	1.99	2.45	(.44)	(.09)	(.53)	25.06	10.69	34			.70		.70		1.86
Year ended 10/31/2003	20.19	.44	3.32	3.76	(.50)	(.31)	(.81)	23.14	19.14	16			.73		.72		2.03
Period from 6/27/2002 to 10/31/2002	22.95	.17	(2.79)	(2.62)	(.14)	-	(.14)	20.19	(11.43)	-		(6)	.53		.25		.84
Class R-5:
Year ended 10/31/2006	26.53	.68	3.54	4.22	(.60)	(1.01)	(1.61)	29.14	16.58	267			.38		.35		2.49
Year ended 10/31/2005	25.10	.58	1.43	2.01	(.53)	(.05)	(.58)	26.53	8.05	198			.39		.36		2.22
Year ended 10/31/2004	23.17	.53	2.00	2.53	(.51)	(.09)	(.60)	25.10	11.04	62			.39		.39		2.18
Year ended 10/31/2003	20.21	.54	3.29	3.83	(.56)	(.31)	(.87)	23.17	19.50	52			.41		.41		2.53
Period from 5/15/2002 to 10/31/2002	24.66	.26	(4.43)	(4.17)	(.28)	-	(.28)	20.21	(16.98)	41			.18		.18		1.22

	Year ended October 31
	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	19%	22%	17%	24%	31%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.  During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of American Mutual Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of American Mutual Fund, Inc. (the “Fund”), including the summary investment portfolio, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Mutual Fund, Inc. as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Costa Mesa, California
December 6, 2006

Tax information
unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2006:

Long-term capital gains	$649,432,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$12,068,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2006 (the most recent calendar quarter):
	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+4.98%	+6.83%	+7.87%
Not reflecting CDSC	+9.98%	+7.13%	+7.87%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+8.90%	+7.05%	+6.24%
Not reflecting CDSC	+9.90%	+7.05%	+6.24%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+10.80%	+7.87%	+7.05%

Class 529-A shares†— first sold 2/19/02
Reflecting 5.75% maximum sales charge	+ 4.37%	—	+6.30%
Not reflecting maximum sales charge	+10.74%	—	+7.68%

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six
years of purchase	+4.82%	—	+6.39%
Not reflecting CDSC	+9.82%	—	+6.73%

Class 529-C shares†— first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+8.87%	—	+6.53%
Not reflecting CDSC	+9.87%	—	+6.53%

Class 529-E shares*†— first sold 3/7/02	+10.43%	—	+5.81%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+10.94%	—	+11.88%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 23 to 24 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

There are several ways to invest in American Mutual Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.79 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.85 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.05 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006, through October 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/2006	Ending account value 10/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,067.84	$2.81	.54%
Class A -- assumed 5% return	1,000.00	1,022.48	2.75	.54
Class B -- actual return	1,000.00	1,064.09	6.97	1.34
Class B -- assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class C -- actual return	1,000.00	1,063.59	7.23	1.39
Class C -- assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class F -- actual return	1,000.00	1,067.80	3.13	.60
Class F -- assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 529-A -- actual return	1,000.00	1,067.87	3.28	.63
Class 529-A -- assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 529-B -- actual return	1,000.00	1,062.90	7.64	1.47
Class 529-B -- assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class 529-C -- actual return	1,000.00	1,062.96	7.59	1.46
Class 529-C -- assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class 529-E -- actual return	1,000.00	1,066.03	4.90	.94
Class 529-E -- assumed 5% return	1,000.00	1,020.47	4.79	.94
Class 529-F -- actual return	1,000.00	1,068.43	2.29	.44
Class 529-F -- assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-1 -- actual return	1,000.00	1,063.23	7.38	1.42
Class R-1 -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class R-2 -- actual return	1,000.00	1,063.37	7.33	1.41
Class R-2 -- assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class R-3 -- actual return	1,000.00	1,066.12	4.74	.91
Class R-3 -- assumed 5% return	1,000.00	1,020.62	4.63	.91
Class R-4 -- actual return	1,000.00	1,067.34	3.39	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class R-5 -- actual return	1,000.00	1,068.88	1.77	.34
Class R-5 -- assumed 5% return	1,000.00	1,023.49	1.73	.34

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Board of directors

“Independent” directors
	Year first
	elected
	a director
Name and age	of the fund[1]	Principal occupation(s) during past five years

H. Frederick Christie, 73	1972	Private investor; former President and CEO, The
Chairman of the Board		Mission Group (non-utility holding company,
(Independent and Non-Executive)		subsidiary of Southern California Edison Company)

Mary Anne Dolan, 59	1993	Founder and President, M.A.D., Inc. (communications company); former Editor-in-Chief, The Los Angeles Herald Examiner

Martin Fenton, 71	1981	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)

William D. Jones, 51	2006	President and CEO, CityLink Investment Corporation (real estate development and management)

Mary Myers Kauppila, 52	1991	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.

William H. Kling, 64	2006	President, American Public Media Group

Bailey Morris-Eck, 62	1999	Director and Programming Chair, WYPR Baltimore/Washington (public radio station); Senior Adviser, Financial News (London); Senior Fellow, Institute for International Economics

Kirk P. Pendleton, 67	1998	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

Olin C. Robison, Ph.D., 70	1991
President Emeritus of the Salzburg Seminar; President Emeritus, Middlebury College; Fellow, The Oxford Centre for the Study of Christianity and Culture; Director, The Oxford Project on Religion and Public Policy

Steven B. Sample, Ph.D., 66	1999	President, University of Southern California

“Independent” directors
	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	director	Other directorships[3] held by director

H. Frederick Christie, 73	20	Ducommun Incorporated; IHOP Corporation;
Chairman of the Board		Mission Group (non-utility holding company,
(Independent and Non-Executive)		Southwest Water Company

Mary Anne Dolan, 59	3	None

Martin Fenton, 71	17	None

William D. Jones, 51	2	Sempra Energy; Southwest Water Company

Mary Myers Kauppila, 52	5	None

William H. Kling, 64	8	Irwin Financial Corporation

Bailey Morris-Eck, 62	3	None

Kirk P. Pendleton, 67	6	None

Olin C. Robison, Ph.D., 70	3	American Shared Hospital Services

Steven B. Sample, Ph.D., 66	2	UNOVA, Inc.; William Wrigley Jr. Company

“Interested” directors[4]

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund[1]	underwriter of the fund

James K. Dunton, 68	1984	Senior Vice President and Director, Capital
Vice Chairman of the Board		Research and Management Company

J. Dale Harvey, 41	2000	Vice President, Capital Research and Management
President		Company; Director, American Funds Service Company[5]

“Interested” directors[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	director	Other directorships[3] held by director

James K. Dunton, 68	2	None
Vice Chairman of the Board

J. Dale Harvey, 41	1	None
President

Chairman Emeritus

Jon B. Lovelace, Jr., 79		Chairman Emeritus, Capital Research and Management Company

The statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.
4 “Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
5 Company affiliated with Capital Research and Management Company.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund[1]	principal underwriter of the fund

Joyce E. Gordon, 50	2005	Senior Vice President and Director, Capital
Senior Vice President		Research and Management Company

James B. Lovelace, 50	2006	Senior Vice President and Director, Capital
Senior Vice President		Research and Management Company

Christopher D. Buchbinder, 35	2006	Vice President and Director, Capital Research
Vice President		Company[5]

William L. Robbins, 38	2004	Executive Vice President and Director, Capital
Vice President		Research Company[5]

Vincent P. Corti, 50	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Karl C. Grauman, 38	2006	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Jeffrey P. Regal, 35	2003	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Offices of the fund and of
the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete October 31, 2006, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

30 mutual funds, consistent philosophy, consistent results

• Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
> American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

• Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGEAR-903-1206P

Litho in USA AGD/AL/8052-S7517

Printed on recycled paper

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 - Audit Committee Financial Expert

The Registrant’s board has determined that Martin Fenton, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2005	$64,000
2006	$67,000
b) Audit-Related Fees:
2005	$5,000
2006	$5,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2005	$6,000
2006	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2005	None
2006	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2005	$355,000
2006	$650,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2005	None
2006	$9,000
The tax fees consist of consulting services relating to the registrant’s investments.
d) All Other Fees:
2005	$27,000
2006	$9,000
The other fees consist of consulting services related to the Registrant’s compliance program.

The Registrant’s audit committee will pre-approve all audit and permissible non-audit services that the committee considers compatible with maintaining the auditors’ independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $960,000 for fiscal year 2005 and $967,000 for fiscal year 2006. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[logo - American Funds ®]

American Mutual Fund®
Investment portfolio

October 31, 2006

Common stocks — 87.70%	Shares	Market value (000)

ENERGY — 7.40%
BJ Services Co.	657,100	19,818
Chevron Corp.	2,183,304	146,718
ConocoPhillips	3,203,178	192,960
Devon Energy Corp.	2,000,000	133,680
Exxon Mobil Corp.	3,520,000	251,398
Halliburton Co.	2,400,000	77,640
Hess Corp.	3,582,405	151,894
Marathon Oil Corp.	4,000,000	345,600
Schlumberger Ltd.	880,400	55,536
Sunoco, Inc.	500,000	33,065
		1,408,309

MATERIALS — 3.87%
Air Products and Chemicals, Inc.	1,850,000	128,890
Alcoa Inc.	1,750,000	50,593
Dow Chemical Co.	750,000	30,592
E.I. du Pont de Nemours and Co.	2,400,000	109,920
International Paper Co.	2,350,000	78,372
MeadWestvaco Corp.	4,588,000	126,262
PPG Industries, Inc.	750,000	51,300
Praxair, Inc.	1,400,000	84,350
Sonoco Products Co.	1,284,000	45,556
Weyerhaeuser Co.	500,000	31,795
		737,630

INDUSTRIALS — 12.53%
Avery Dennison Corp.	3,000,000	189,420
Boeing Co.	500,000	39,930
Emerson Electric Co.	650,000	54,860
General Dynamics Corp.	770,000	54,747
General Electric Co.	14,000,000	491,540
Manpower Inc.	1,600,500	108,466
Norfolk Southern Corp.	5,082,000	267,161
Northrop Grumman Corp.	1,550,000	102,905
Pitney Bowes Inc.	1,850,000	86,413
R.R. Donnelley & Sons Co.	6,500,000	220,090
Southwest Airlines Co.	3,000,000	45,090
Tyco International Ltd.	6,381,200	187,799
Union Pacific Corp.	350,000	31,720
United Parcel Service, Inc., Class B	2,850,000	214,747
United Technologies Corp.	3,400,000	223,448
Waste Management, Inc.	1,800,000	67,464
		2,385,800

CONSUMER DISCRETIONARY — 10.63%
Carnival Corp., units	1,475,000	72,009
Clear Channel Communications, Inc.	4,000,000	139,400
Dollar General Corp.	5,575,000	78,217
E.W. Scripps Co., Class A	2,000,000	98,920
Gannett Co., Inc.	500,000	29,570
Harley-Davidson, Inc.	943,000	64,718
Home Depot, Inc.	750,000	27,997
Johnson Controls, Inc.	2,750,600	224,284
Leggett & Platt, Inc.	5,945,000	138,816
Lowe’s Companies, Inc.	7,481,600	225,495
Magna International Inc., Class A	691,300	51,709
Mattel, Inc.	6,000,000	135,780
News Corp., Class A	2,350,000	48,997
Omnicom Group Inc.	750,000	76,088
ServiceMaster Co.	7,415,000	84,012
Target Corp.	3,287,000	194,525
TJX Companies, Inc.	4,250,000	123,038
VF Corp.	1,150,000	87,412
YUM! Brands, Inc.	2,065,000	122,785
		2,023,772

CONSUMER STAPLES — 5.08%
Avon Products, Inc.	800,000	24,328
Coca-Cola Co.	1,750,000	81,760
General Mills, Inc.	750,000	42,615
H.J. Heinz Co.	4,100,000	172,856
Kellogg Co.	1,000,000	50,310
Kimberly-Clark Corp.	1,110,000	73,837
PepsiCo, Inc.	2,370,000	150,353
Sara Lee Corp.	5,600,000	95,760
Walgreen Co.	3,600,000	157,248
Wal-Mart Stores, Inc.	2,400,000	118,272
		967,339

HEALTH CARE — 8.62%
Abbott Laboratories	6,300,000	299,313
Becton, Dickinson and Co.	600,000	42,018
Bristol-Myers Squibb Co.	9,532,200	235,922
Eli Lilly and Co.	4,330,000	242,523
Johnson & Johnson	600,000	40,440
Medtronic, Inc.	3,507,000	170,721
Merck & Co., Inc.	4,750,000	215,745
Pfizer Inc	4,450,000	118,592
Schering-Plough Corp.	3,975,000	88,007
Wyeth	3,698,000	188,709
		1,641,990

FINANCIALS — 15.60%
Allstate Corp.	1,200,000	73,632
American International Group, Inc.	2,829,000	190,024
Aon Corp.	2,750,000	95,672
Arthur J. Gallagher & Co.	867,331	24,155
Bank of America Corp.	4,832,812	260,344
Bank of New York Co., Inc.	3,250,000	111,702
Citigroup Inc.	8,310,000	416,830
Fannie Mae	5,535,000	328,004
Freddie Mac	3,150,000	217,318
Huntington Bancshares Inc.	2,500,000	61,025
J.P. Morgan Chase & Co.	4,546,000	215,662
Lincoln National Corp.	1,167,900	73,940
Marsh & McLennan Companies, Inc.	2,100,300	61,833
Mellon Financial Corp.	1,800,000	69,840
St. Paul Travelers Companies, Inc.	2,350,000	120,156
SunTrust Banks, Inc.	1,525,000	120,460
U.S. Bancorp	1,750,000	59,220
UnumProvident Corp.	6,400,000	126,592
Wachovia Corp.	1,000,000	55,500
Washington Mutual, Inc.	3,943,000	166,789
Wells Fargo & Co.	3,337,500	121,118
		2,969,816

INFORMATION TECHNOLOGY — 10.18%
Automatic Data Processing, Inc.	750,000	37,080
Cisco Systems, Inc.[1]	2,780,000	67,081
eBay Inc.[1]	2,570,000	82,574
First Data Corp.	1,200,000	29,100
Hewlett-Packard Co.	6,600,000	255,684
Intel Corp.	5,950,000	126,973
International Business Machines Corp.	4,535,000	418,717
Linear Technology Corp.	2,745,000	85,424
Maxim Integrated Products, Inc.	900,000	27,009
Microchip Technology Inc.	5,844,625	192,464
Microsoft Corp.	10,335,000	296,718
Oracle Corp.[1]	8,124,600	150,061
Seagate Technology	3,100,000	69,998
Texas Instruments Inc.	2,400,000	72,432
Western Union Co.[1]	1,200,000	26,460
		1,937,775

TELECOMMUNICATION SERVICES — 5.64%
ALLTEL Corp.	1,000,000	53,310
AT&T Inc.	5,410,597	185,313
BellSouth Corp.	8,250,000	372,075
Embarq Corp.	3,494,250	168,947
Sprint Nextel Corp., Series 1	8,760,000	163,724
Verizon Communications Inc.	3,500,000	129,500
		1,072,869

UTILITIES — 5.84%
Ameren Corp.	1,883,680	101,907
American Electric Power Co., Inc.	1,435,000	59,452
Dominion Resources, Inc.	850,000	68,842
DTE Energy Co.	750,000	34,073
Duke Energy Corp.	4,800,000	151,872
Exelon Corp.	2,548,400	157,950
FirstEnergy Corp.	1,620,000	95,337
PPL Corp.	1,724,000	59,512
Progress Energy, Inc.	200,000	9,200
Public Service Enterprise Group Inc.	800,000	48,840
Questar Corp.	1,500,000	122,220
Southern Co.	2,700,000	98,280
Xcel Energy Inc.	4,745,000	104,722
		1,112,207

MISCELLANEOUS — 2.31%
Other common stocks in initial period of acquisition		439,882

Total common stocks (cost: $12,631,671,000)		16,697,389

Convertible securities — 0.08%

FINANCIALS — 0.08%
XL Capital Ltd. 6.50% ACES convertible preferred 2007	700,000 units	15,960

Total convertible securities (cost: $17,550,000)		15,960

Bonds & notes — 0.05%	Principal amount (000)

UTILITIES — 0.05%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	$9,960	9,957

Total bonds & notes (cost: $9,951,000)		9,957

Short-term securities — 12.28%

3M Co. 5.17%-5.22% due 11/27-12/18/2006	45,000	44,751
Bank of America Corp. 5.255%-5.26% due 11/27-12/6/2006	120,000	119,461
Ranger Funding Co. LLC 5.26% due 11/2/2006[2]	8,400	8,398
Bank of New York Co., Inc. 5.20% due 12/1/2006	25,600	25,485
CAFCO, LLC 5.24%-5.25% due 11/15-12/18/2006[2]	92,300	91,949
Ciesco LLC 5.24% due 12/8/2006[2]	10,100	10,044
Citigroup Funding Inc. 5.23%-5.26% due 11/13-12/8/2006	46,000	45,782
CIT Group, Inc. 5.25% due 1/8-1/16/2007[2]	79,000	78,171
Clipper Receivables Co., LLC 5.25%-5.26% due 11/2-12/7/2006[2]	200,700	200,003
Coca-Cola Co. 5.19%-5.20% due 11/3-12/11/2006[2]	58,100	57,935
Colgate-Palmolive Co. 5.19% due 11/1-12/18/2006[2]	78,900	78,651
E.I. duPont de Nemours and Co. 5.19% due 11/16/2006[2]	25,000	24,942
Edison Asset Securitization LLC 5.24% due 12/22/2006[2]	50,000	49,637
General Electric Co. 5.24% due 12/28/2006	75,000	74,398
Eli Lilly and Co. 5.17% due 11/13/2006[2]	6,000	5,989
Fannie Mae 5.15% due 11/15/2006	25,000	24,948
FCAR Owner Trust I 5.28% due 12/15/2006	40,000	39,749
Federal Farm Credit Banks 5.05%-5.06% due 12/27/2006-2/14/2007	59,000	58,159
Federal Home Loan Bank 5.07%-5.17% due 11/1/2006-1/12/2007	178,500	177,810
Freddie Mac 5.105%-5.125% due 12/21/2006-1/23/2007	75,000	74,310
HSBC Finance Corp. 5.21% due 11/30/2006	25,000	24,891
IBM Capital Inc. 5.20% due 12/6/2006[2]	40,000	39,803
Illinois Tool Works Inc. 5.21% due 12/8/2006	40,000	39,780
International Bank for Reconstruction and Development 5.13% due 11/16/2006	50,000	49,885
International Lease Finance Corp. 5.22%-5.225% due 11/9-11/13/2006	49,000	48,922
Jupiter Securitization Co., LLC 5.25%-5.26% due 11/13-11/15/2006[2]	56,900	56,789
McCormick & Co., Inc. 5.20% due 11/7/2006[2]	25,000	24,975
Pitney Bowes Inc. 5.20% due 11/6/2006[2]	25,000	24,978
Procter & Gamble Co. 5.21% due 11/30-12/11/2006[2]	155,300	154,520
Scripps (E.W.) Co. 5.22% due 11/14/2006[2]	25,000	24,949
Target Corp. 5.20% due 11/20/2006	33,700	33,603
Tennessee Valley Authority 5.135% due 12/14/2006	50,000	49,666
Three Pillars Funding, LLC 5.26% due 11/6-11/20/2006[2]	118,674	118,425
Triple-A One Funding Corp. 5.25% due 11/9-11/10/2006[2]	39,623	39,567
Variable Funding Capital Corp. 5.225%-5.25% due 11/20-12/13/2006[2]	150,000	149,272
Wal-Mart Stores Inc. 5.19%-5.21% due 11/21-12/19/2006[2]	167,700	166,737

Total short-term securities (cost: $2,337,282,000)		2,337,334

Total investment securities (cost: $14,996,454,000)		19,060,640
Other assets less liabilities		(21,031)

Net assets		$19,039,609

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $1,405,734,000, which represented 7.38% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-903-1206-S6881

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and
Board of Directors of
American Mutual Fund, Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the American Mutual Fund, Inc. (the “Fund”) as of October 31, 2006, and for the year then ended and have issued our report thereon dated December 6, 2006, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Fund’s investment portfolio (the “Schedule”) as of October 31, 2006 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP
Costa Mesa, California
December 6, 2006

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: January 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: January 9, 2007

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 9, 2007